Note 14 - Segments and Geographic Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

14.      Segments and Geographic Information

Revenue from unaffiliated customers by geographic area were as follows (in thousands):

	Year Ended December 31,
	2014	2013
Hong Kong	$43	$-
Japan	40	152
Canada	4	-
Other	3	-
	$90	$152

The Company’s long-lived assets by geographic area were as follows (in thousands):

	December 31,
	2014	2013
United States	$60	$98
Canada	21	30
Europe	106	-
	$187	$128

Long-lived assets, comprised of property and equipment, are reported based on the location of the assets at each balance sheet date.